GATX Corporation Master Trust - Schedule of Net Investment Income (Details) - EBP 004 - Master Trust Balances - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 34,373,723	$ 34,703,767
Interest and dividend income	3,958,425	3,692,811
Total investment income	$ 38,332,148	$ 38,396,578